Finance income(costs)	6 Months Ended
Jun. 30, 2022
Finance income/(costs)
Finance income/(costs)

6Finance income/(costs)

	6 months ended	6 months ended
	June 30,	June 30,
	2022	2021
	£ 000	£ 000
Interest paid on convertible loan notes	(7,005)	—
Interest on loans from related parties	—	(483)
Foreign exchange loss	(12,981)	—
Fair value movements	—	(3)
Interest expense on leases	(67)	(34)
Other	(10)	—
Total finance costs	(20,063)	(520)

6Finance income/(costs) (continued)

	6 months ended	6 months ended
	June 30,	June 30,
	2022	2021
	£ 000	£ 000
Fair value movements on convertible loan notes (note 13)	38,124	—
Fair value movements on warrant liabilities (note 11)	4,373	—
Total finance income	42,497	—

Interest on loans from related parties represented the interest charges by Imagination Industries Ltd, a company wholly owned by Stephen Fitzpatrick.